Note 1. Organization and Description of Business	3 Months Ended
Aug. 31, 2010
Notes
Note 1. Organization and Description of Business

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

The Company was incorporated under the laws of the state of Nevada on December 20, 2007 as Real Value Estates, Inc. On July 20, 2010, the Company changed its name to Xun Energy, Inc.

The Company has no current operations and is considered a shell company. The Company has not yet realized any revenues from its planned operations.

Since we are currently deemed a shell company, the Company discloses the deficit accumulated during the development stage and the cumulative statements of operations and cash flow from inception to the current balance sheet date.